Loans, financing, debentures and derivative financial instruments	12 Months Ended
Dec. 31, 2023
Loans, financing, debentures and derivative financial instruments
Loans, financing, debentures and derivative financial instruments
15 Loans, financing, debentures and derivative financial instruments

a. Composition

Description	Index/Currency	Average financial charges	Maturity	12/31/2023	12/31/2022
Foreign curency:
Notes in the foreign market (e)	USD	5.30%	2026 and 2029	3,694,339	3,973,816
Foreign loan (f)	USD	4.60%	2024 and 2025	1,018,429	1,161,798
Foreign loan (f)	JPY	1.30%	2025	439,852	-
Foreign loan (f)	EUR	4.40%	2024	126,171	54,542
Total in foreign currency				5,278,791	5,190,156

Brazilian Reais:
Debentures – CRA (d)	IPCA +	5.10%	2024 and 2032	3,434,287	3,011,462
Debentures – CRA (d)	%DI	97.50%	2023	-	660,485
Debentures - Ultracargo	IPCA +	4.10%	2028	556,677	482,185
CCB (g)	%DI	109.40%	2025	552,407	-
Debentures – CRA (d)	Fixed rate	11.20%	2027	539,914	-
Debentures – CRA (d)	DI+	0.70%	2027	488,269	-
CDCA (g)	% DI	108.60%	2024	201,848	-
Debentures – Ultracargo Logística (d)	Fixed rate	6.50%	2024	87,826	81,548
FINEP	TJLP (1)	1.00%	2024 and 2026	1,264	-
Debentures - 6th issuance(d)	%DI	0.00%	2023	-	1,800,213
Total in Brazilian Reais				5,862,492	6,035,893
Total in foreign currency and Brazilian Reais				11,141,283	11,226,049
Derivative financial instruments (*)				626,734	524,312
Total				11,768,017	11,750,361
Current				1,993,254	3,360,677
Non-current				9,774,763	8,389,684

(*)	Accumulated losses (see Note 26.g).
(1)	TJLP (Long-term Interest Rate) = set by the National Monetary Council, the TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2023, TJLP was fixed at 6.55% p.a. (7.20% p.a in 2022 and 5.32% p.a in 2021).

The changes in loans, financing, debentures and derivative financial instruments are shown below:

Balance as of December 31, 2020	17,376,216
New loans and debentures with cash effect	1,462,220
Interest accrued	801,102
Principal payment	(2,922,214)
Interest payment	(749,043)
Monetary and exchange rate variation	800,749
Change in fair value	(229,657)
Hedge result	80,018
Reclassification to liabilities held for sale	(241,748)
Balance as of December 31, 2021	16,377,643
New loans with cash effect	1,519,580
Interest accrued	945,023
Principal payment	(5,848,611)
Interest payment	(914,979)
Monetary and exchange rate variation	(587,064)
Change in fair value	(68,366)
Hedge result	327,135
Balance as of December 31, 2022	11,750,361
New loans (d; e; f)	2,903,031
Interest accrued	761,052
Principal payment	(3,149,525)
Interest payment	(742,724)
Balance of acquired company (see Note 28)	111,328
Monetary and exchange rate variation	(319,488)
Change in fair value	351,560
Hedge result	102,422
Balance as of December 31, 2023	11,768,017

The long-term debt had the following principal maturity schedule:

	12/31/2023	12/31/2022
1 to 2 years	1,879,412	817,898
2 to 3 years	2,243,967	782,965
3 to 4 years	1,023,820	2,268,647
4 to 5 years	1,691,595	-
More than 5 years	2,935,969	4,520,174
	9,774,763	8,389,684

The transaction costs and issuance premiums associated with debt issuance were added to their financial liabilities.

The Company’s Management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debts (see Note 26.h).

b. Transaction costs

Transaction costs incurred in issuing debt were deducted from the value of the related contracted financing and are recognized as an expense according to the effective interest rate method as follows:

	Debentures	Notes in the foreign market	Banco do Brasil	Promissory notes
12/31/2020	28,348	37,112	332	1,318
Incurred costs	40,953	-	-	-
Payments	(14,811)	(4,890)	(256)	(1,318)
Reclassification to liabilities held for sale	-	(4,204)	-	-
12/31/2021	54,490	28,018	76	-
Incurred costs	30,420	-	-	-
Payments	(16,742)	(15,613)	(76)	-
12/31/2022	68,168	12,405	-	-
Incurred costs	23,569	-	-	-
Payments	(17,337)	(2,289)	-	-
12/31/2023	74,400	10,116	-	-

The amount to be appropriated to profit or loss in the future is as follows:

12/31/2023
Up to 1 year	18,583
1 to 2 years	17,685
2 to 3 years	17,336
3 to 4 years	13,624
4 to 5 years	8,277
More than 5 years	9,011
Total	84,516

c. Guarantees

The financing does not have collateral as of December 31, 2023 and 2022 and has guarantees and promissory notes in the amount of R$ 10,966,890 as of December 31, 2023 (R$ 9,371,295 as of December 31, 2022).

The Company and its subsidiaries offer collateral in the form of letters of guarantee for commercial and legal proceedings in the amount of R$ 103,600 as of December 31, 2023 (R$ 115,451 as of December 31, 2022).

The subsidiary IPP issued collateral to financial institutions in connection with the amounts payable by some of its customers to such institutions with maximum future settlements related to these guarantees on the amount of R$ 397,152 (R$ 550,908 as of December 31, 2022). If the subsidiary IPP is required to make any payment under these collateral arrangements, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2023, the subsidiary IPP did not have losses in connection with these collateral arrangements.

d. Debentures

Refers to funds raised by the Company and its subsidiaries and used, substantially, on the ordinary course of its business.

Issuance date	Nature	Company	Issuing company	Issuance	Series	Final Maturity	Amount	Original remuneration	Hedge instrument/ swap	Remuneration payment	Payment of the face value
Apr-17	CRA	Ipiranga Prod. De Petróleo S.A.	Eco Consult - Consultoria de Oper. Financ. Agropecuárias Ltda.	5th	2nd	Apr-24	R$ 352,361	IPCA + 4.68%	93.9% of DI	Annually	Lump sum at final maturity
Oct-17	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	7th	2nd	Oct-24	R$ 213,693	IPCA + 4.34%	97.3% of DI	Annually	Lump sum at final maturity
Dec-18	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	8th	2nd	Dec-25	R$ 240,000	IPCA + 4.61%	97.1% of DI	Annually	Lump sum at final maturity
Nov-19	Debentures	Ultracargo Logistica S.A.	-	1st	Single	Nov-24	R$ 90,000	6.47%	99.94% of DI	Semiannually	Lump sum at final maturity
Mar-21	Debentures	Ultracargo Soluções Logísticas S.A.	-	1st	Single	Mar-28	R$ 360,000	IPCA + 4.04%	111.4% of DI	Semiannually	Lump sum at final maturity
Mar-21	Debentures	Ultracargo Logistica S.A.	-.	2nd	Single	Mar-28	R$ 100,000	IPCA + 4.37%	111.4% of DI	Semiannually	Lump sum at final maturity
Sep-21	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	10th	Single	Sep-28	R$ 960,000	IPCA + 4.8287%	102.75% of DI	Semiannually	Lump sum at final maturity
Jun-22	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	11th	Single	Jun-32	R$ 1,000,000	IPCA + 6.0053%	104.8% of DI	Semiannually	Anual from the 8[t]h yearth
Jun-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	12th	1st	Jun-27	R$ 325,791	11.17% p.a.	105.1% of DI	Quarterly	Lump sum at final maturity
Jun-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	12th	2nd	Jun-27	R$ 292,209	DI + 0.70% p.a.	-	Quarterly	Lump sum at final maturity
Jul-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	13th	1st	Jul-27	R$ 200,000	11.17% p.a.	102.9% of DI	Quarterly	Lump sum at final maturity
Jul-23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora.	13th	2nd	Jul-27	R$ 200,000	DI + 0.70% p.a.	-	Quarterly	Lump sum at final maturity

On April 2022, Ipiranga Produtos de Petróleo S/A settled the contract relating to the 5th issue, 1st series, signed on April 2017 in the amount of R$ 660,139.

On October 2022, Ipiranga Produtos de Petróleo S/A settled the contract relating to the 7thissue, 1st series, signed on October 2017 in the amount of R$ 730,384.

On March 2023, the Company settled the contract relating to the 6th issue, single series, signed on March 2018 in the amount of R$ 1,725,000.

On December 2023, subsidiary Ipiranga settled the contract relating to the 8th issue, 1st series, signed on December 2018 in the amount of R$ 660,000.

The Company and its subsidiaries contracted hedging instruments for variations of the respective indexes. The hedging instruments was designated as fair value hedges, therefore, debentures and hedging instruments are both presented at fair value from inception, with changes in fair value recognized in profit or loss. The debentures do not have financial covenants.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2023):

Maturity	12/31/2023
Charges (1)	191,959
Apr/2024	491,882
Oct/2024	295,933
Nov/2024	90,000
Dec/2025	317,934
Jun/2027	618,000
Jul/2027	400,000
Mar/2028	550,621
Sept/2028	1,101,274
Jun/2030	349,790
Jun/2031	349,790
Jun/2032	349,790
Total	5,106,973

(1)	Includes interest, transaction cost and mark to market.

e. Notes in the foreign market

On October 6, 2016, Ultrapar International issued US$ 750,000 in notes in the foreign market maturing in October 2026 and financial charges of 5.25% per year, settled semiannually. The issue price was 98.097% of the face value amount. On June 6, 2019, were issued US$ 500 in notes in the foreign market maturing in June 2029 and financial charges of 5.25% per year, settled semiannually. The issue price was 100% of the face value amount.

On June 21, 2019, Ultrapar International repurchased US$ 200,000 in notes in the foreign market maturing in October 2026 and, additionally, on July 13, 2020, realized the reopening of notes in the foreign market issued in 2019, realizing a new issue on the amount of US$ 350,000 maturing in June 2029 and financial charges of 5.25% per year, settled semiannually. The issue price was 99.994% of the face value amount. The notes were guaranteed by Company and the subsidiary IPP.

On April 7, 2022, Ultrapar International commenced cash tender offers to repurchase notes in the international market (“Repurchase Offers”) of up to US$ 550,003,000.00 (“Initial Aggregate Repurchase Amount”), involving (i) up to the totality of the 5.250% Senior Notes due in 2026 (“Notes 2026”); and (ii) up to the repurchase limit of Notes 2029 of the 5.250% Senior Notes due in 2029 (“ 2029”), both issued by Ultrapar International and outstanding in the international market. The Repurchase Offers together were limited to the Initial Repurchase Value Added, and Ultrapar International had the option to increase the Initial Repurchase Value Added to up to US$ 600,000,000.00 in aggregate principal amount, as described in the Repurchase Offer documents.

On April 14, 2022, Ultrapar International repurchased US$ 114,129 thousand (equivalent to R$ 552,533 as of December 31, 2023) in notes in the foreign market maturing in October 2026. On April 18, 2022, the subsidiary Ultrapar International repurchased US$ 200 thousand (equivalent to R$ 968 as of December 31, 2023) of notes in the foreign market maturing in October 2026.

On April 27, 2022, Ultrapar International repurchased US$ 485,667 thousand (equivalent to R$ 2,351,260 as of December 31, 2023) of notes in the foreign market maturing in June 2029.

As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

•	Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and Ipiranga;
•	Restriction of encumbrances on assets exceeding US$ 150,000 thousand (equivalent to R$ 726,195 as of December 31, 2023) or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the commitments required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date. The note do not have financial covenants.

f. Foreign loans

Refers to funds raised by subsidiaries through Resolution 4131 of Central Bank of Brasil, as shown below:

Issuance Date	Company	Due date	Principal	Financial charges	Hedge instrument/swap
Dec-22	Cia Ultragaz S.A.	Sep-25	USD 96,339	4.539%	108.5 of DI
Jan-23	Iconic Lubrificantes S.A.	Jan-24	EUR 22,480	EUR + 4.35%	111.9% of DI
Jan-23	Cia Ultragaz S.A.	Mar-25	JPY 12,564,392	JPY + 1.31%	109.4% of DI
Mar-23	Cia Ultragaz S.A.	Jul-24	USD 100,000	USD + 4.6%	110.9% of DI
Mar-23	Iconic Lubrificantes S.A.	Apr-24	USD 9,727	USD + 6.4%	116.0% of DI

On September 2023, Ipiranga Produtos de Petróleo S.A. settled the contracts signed on September 2018, on the amount of US$ 60,000 and US$ 65,000.

The companies designated these hedging instruments as a fair value hedge (see Note 26.h.1). Therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in profit or loss. The foreign loans are secured by the Company and do not have financial covenants.

The foreign loans have the maturity distributed as follows:

Maturity	EUR	USD	JPY	R$	Cost in % of DI
Charges (1)	1,138	3,945	149,726	30,314
Jan/2024	22,438	-	-	120,080	111.9%
Apr/2024	-	9,788	-	47,387	116.0%
Jul/2024	-	99,923	-	483,757	110.9%
Mar/2025	-	-	12,703,925	434,728	109.4%
Sept/2025	-	96,707	-	468,186	108.5%
Total / weighted average cost	23,576	210,363	12,853,651	1,584,452	110.0%

(1)	Considers interest, transaction cost and fair value adjustments.

g. Other fundraisings

On March 30, 2023, the subsidiary IPP raised a bank credit note backed by importing operations in the amount of R$ 500,000, with financial charges of 109.40% of the DI, due date on April 2, 2025,without financial covenants.

On June 1, 2023, the subsidiary IPP raised an Agribusiness Credit Rights Certificate in the amount of R$ 200,000, with financial charges of 108.6% of the DI rate maturing on June 3, 2024 without financial covenants.